Note 6 - Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31,	December 31,
	2023	2022
Finished goods	$222,051	$384,241
Packaging materials	815,883	416,663
Inventory in transit	571,970	-
Work in progress	691,290	766,530
Raw materials	1,822,052	307,515
Total inventory	$4,123,246	$1,874,949